NET LOSS PER SHARE - Anti dilutive securities (Details) shares in Millions	12 Months Ended
Dec. 31, 2021 shares
Securities not included in the computation of diluted earnings (loss) per share
Anti dilutive securities	15.8
RSUs
Securities not included in the computation of diluted earnings (loss) per share
Anti dilutive securities	10.2
Performance awards
Securities not included in the computation of diluted earnings (loss) per share
Anti dilutive securities	1.8
Stock options
Securities not included in the computation of diluted earnings (loss) per share
Anti dilutive securities	3.8